Principal Variable Contracts Funds, Inc.

Supplement dated January 30, 2017
to the Statutory Prospectus dated May 1, 2016
(as supplemented on June 17, 2016, June 30, 2016, July 29, 2016,
November 2, 2016, November 15, 2016, and December 16, 2016)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR BOND MARKET INDEX ACCOUNT
In the Management section, under Sub-Advisor and Portfolio Managers, delete the reference to David C. Kwan.

MANAGEMENT OF THE FUNDS
Under The Sub-Advisors, in the Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”) section, delete references to David C. Kwan.

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